RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	$ 805,090	$ (187,268)
Accrued partnership management fee not deducted for income tax purposes	(177,787)	691,517
Other	2,884,938	(631,586)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,017,142)	(1,263,571)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(776,438)	(1,333,132)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,527,032)	(1,005,078)
Income (loss) for tax return purposes	(1,808,371)	(3,729,118)
Series 47 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	969,566	50,402
Accrued partnership management fee not deducted for income tax purposes	(404,362)	196,371
Other	1,375,707	(279,008)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(163,332)	(305,820)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(157,102)	(78,717)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,928,003)	(401,181)
Income (loss) for tax return purposes	(307,526)	(817,953)
Series 48 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(15,857)	202,017
Accrued partnership management fee not deducted for income tax purposes	(144,607)	(15,958)
Other	1,120,148	(1,130,895)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(113,296)	(144,088)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(29,526)	(205,540)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(505,298)	(289,742)
Income (loss) for tax return purposes	311,564	(1,584,206)
Series 49 [Member]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Line Items]
Net income (loss) for financial reporting purposes	(148,619)	(439,687)
Accrued partnership management fee not deducted for income tax purposes	371,182	511,104
Other	389,083	778,317
Excess of tax depreciation over book depreciation on operating limited partnership assets	(740,514)	(813,663)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(589,810)	(1,048,875)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,093,731)	(314,155)
Income (loss) for tax return purposes	$ (1,812,409)	$ (1,326,959)